Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENT

Subsequent events have been evaluated through August 15, 2016, which is the date the financial statements were available to be issued.

1.	Subsequent to the quarter ended June 30, 2016, Evans Brewing Company, Inc. executed a note in favor of Michael J Rapport in connection with Mr. Rapport’s loan of $250,000 to the Company on July 27, 2016. The note is unsecured and bears interest at the rate of 4% per annum and is repayable on or before June 27, 2016.

2.	Subsequent to the quarter ended June 30, 2016, Evans Brewing Company, Inc. filed a FORM S-1 registration statement, wherein the Company registered 425,000 shares of Common Stock pursuant to the terms of the Equity Purchase Agreement with Kodiak Capital Group, LLC

3.	Subsequent to the quarter ended June 30, 2016, on July 30, 2016, Michael J. Rapport exchanged the 5 notes, 4 of which were past due, for a single note. The 5 notes total $108,000 and are replaced by a single note for $118,603, which includes the original principal of $108,000 plus $10,603 of accrued interest. The new note has a term of one year and will bear interest at per annum rate of 6% instead of the 8% per annum rate on the old notes.

NOTE 13 - SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 30, 2016, which is the date the financial statements were available to be issued.

1.	During the year ended December 31, 2015, the Company started the application process with FINRA to obtain its trading symbol and on February 24, 2016, FINRA assigned the Company ALES as its new trading symbol.